Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss	$ (245,390)	$ (241,340)	[1]	$ (29,704)	[1]
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	21,807	11,734		6,407
Stock-based compensation expense	219,421	120,231		5,482
Change in fair value of warrant and contingent liabilities	(198,401)	0		0
Provision for excess and obsolete inventory	2,129	0		0
Non-cash lease expense	1,555	2,400		(176)
Loss on extinguishment of debt	301	0		0
Amortization of debt issuance costs	66	0		0
Change in operating assets and liabilities:
Accounts receivable	5,535	(10,611)		(4,567)
Inventory	(10,624)	(8,979)		(7,970)
Prepaid expenses and other current assets	(14,250)	2,498		(2,526)
Due to/from related parties	1,433	(442)		(919)
Other assets	(1,861)	1,175		(4,395)
Accounts payable and accrued expenses	25,916	14,805		12,847
Contract liabilities	(1,310)	(559)		2,342
Other current liabilities	3,239	15,960		4,451
Net cash used in operating activities	(190,434)	(93,128)		(18,728)
Investing activities
Purchases of property and equipment	(9,400)	(24,094)		(11,923)
Development of internal-use software assets	(11,386)	(7,880)		(3,533)
Net cash used in investing activities	(20,786)	(31,974)		(15,456)
Financing activities
Proceeds from Prior PIPE issuance	350,000	0		0
Proceeds from equity infusion from the merger, net of redemptions	442,684	0		0
Legacy Sema4 Shareholder payout	(230,665)	0		0
Payment of transaction costs	(51,760)	0		0
Stock Appreciation Rights payout	(3,795)	0		0
Repayment of long-term debt	(8,741)	0		0
Exercise of stock options	1,271	0		0
Capital contributions from ISMMS	0	0		30,897
Proceeds from long-term debt	0	15,928		0
Long-term debt principal payments	(1,000)	(186)		0
Debt issuance costs	(537)	0		0
Capital lease principal payments	(3,728)	(4,010)		(1,709)
Net cash provided by financing activities	493,729	129,056		148,012
Net increase in cash, cash equivalents and restricted cash	282,509	3,954		113,828
Cash, cash equivalents and restricted cash, at beginning of year	118,960	115,006		1,178
Cash, cash equivalents and restricted cash, at end of year	401,469	118,960		115,006
Supplemental disclosures of cash flow information
Cash paid for interest	2,751	1,745		305
Cash paid for taxes	349	0		0
Purchases of property and equipment in accounts payable and accrued expenses	761	447		818
Software development costs in accounts payable and accrued expenses	1,149	1,473		1,040
Non-cash Series A redeemable convertible preferred stock dividends declared and paid	0	0		3,039
Debt issuance costs incurred but unpaid	1,000	0		0
Series B redeemable convertible preferred stock
Financing activities
Proceeds from Issuance of Redeemable Preferred Stock	0	0		118,824
Series C redeemable convertible preferred stock
Financing activities
Proceeds from Issuance of Redeemable Preferred Stock	$ 0	$ 117,324		$ 0

[1]	Certain expenses were previously misclassified as cost of services. These expenses are now reported as selling and marketing. This adjustment has no impact on total revenue, loss from operations, net loss and comprehensive loss or net loss per share. Refer to Note 2, “Summary of Significant Accounting Policies” to our consolidated financial statements for further information.